Summary of Remeasurement of Defined Benefit Plans (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Principal pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) – financial	$ 1,667	$ 1,143	$ 1,901	$ 1,390
Remeasurement gain/(loss) – return on plan assets less interest income	(988)	(85)	(860)	217
Total	679	1,058	1,041	1,607
Principal post retirement benefit plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) – financial	67	38	82	42
Remeasurement gain/(loss) – return on plan assets less interest income
Total	$ 67	$ 38	$ 82	$ 42